OTHER RESERVES	12 Months Ended
Dec. 31, 2025
OTHER RESERVES
OTHER RESERVES

18.OTHER RESERVES

The following table sets out the movements in other reserves for the years ended December 31, 2025 and 2024:

	Equity	Cash flow
	securities	hedge
	reserve	reserve	Total
Balance at December 31, 2023	$(91,643)	$(7,312)	$(98,955)
Net change in cash flow hedge reserve	—	1,176	1,176
Transfer of net gain on disposal of equity securities to retained earnings	(312)	—	(312)
Net change in fair value of equity securities	56,944	—	56,944
Balance at December 31, 2024	$(35,011)	$(6,136)	$(41,147)
Net change in cash flow hedge reserve	—	1,176	1,176
Transfer of net gain on disposal of equity securities to retained earnings, net of tax	(227,199)	—	(227,199)
Net change in fair value of equity securities	679,091	—	679,091
Balance at December 31, 2025	$416,881	$(4,960)	$411,921

The cash flow hedge reserve represents the settlement of an interest rate derivative related to the 2020 Notes. The reserve will be amortized over the term of the Notes. Amortization of the reserve is included in the finance costs line item in the consolidated statements of income.